Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The valuation allowance is based on management’s current estimates of taxable income for the jurisdictions in which we operate and the period over which the deferred tax assets will be recoverable.

	December 31, 2012	December 31, 2011
Current deferred income tax asset:
Tax net operating loss carry forward	$16,170,277	$12,735,800
Tax-deferred stock option expense	595,209	492,500
Research and development expense	-	-
Total current deferred income tax asset	16,765,486	13,228,300
Valuation Allowance	(16,765,486)	(13,228,300)
Net deferred income tax asset	$-	$-